Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	19.36%	16.93%
Tier 1 risk-weighted capital ratio	16.69%	14.07%
Common Equity Tier 1 risk-weighted capital ratio	14.50%	12.17%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 12,304.1	¥ 11,973.7
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,610.2	9,946.2
Common Equity Tier 1 capital	9,217.4	8,608.5
Risk-weighted assets	63,540.3	70,683.5
The amount of minimum total capital requirements	¥ 5,083.2	¥ 5,654.7